Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Unrecognized tax benefits that would impact effective tax rate if recognized	$ 8,300,000	$ 9,000,000	$ 13,700,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of period	9,000,000	13,700,000	15,400,000
Increases in tax positions for prior years	300,000	1,100,000	300,000
Decreases in tax positions for prior years	(400,000)	(2,100,000)	(1,900,000)
Increases in tax positions for current year	900,000	1,100,000	1,000,000
Lapse in statute of limitations	(1,500,000)	(4,800,000)	(1,100,000)
Balance at end of period	8,300,000	9,000,000	13,700,000
Amount of unrecognized tax benefits that could be recognized within the next 12 months	900,000
Unrecognized tax benefits, reasonably possible decrease within the next 12 months	1,600,000
Actual decrease in unrecognized tax benefits as a result of closing of certain federal and state audits and expiration of statutes of limitation	1,900,000
Number of state tax authorities that are in the process of auditing state income tax returns of various subsidiaries	9
Interest expense (reversal)	(200,000)	(1,700,000)	600,000
Penalties reversed	100,000	300,000
Accrued interest and penalties	1,200,000	1,400,000
Components of (loss) income from continuing operations before income taxes
U.S.	(821,122,000)	108,603,000	22,877,000
Foreign	(6,255,000)	3,146,000	5,507,000
(Loss) Income from Continuing Operations before Income Taxes	(827,377,000)	111,749,000	28,384,000
Reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations
Tax at U.S. federal statutory rate (as a percent)	35.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal benefit (as a percent)	3.20%	1.80%	0.40%
Tax credits (as a percent)	0.20%	(2.30%)	(9.20%)
Nondeductible goodwill (as a percent)	(24.80%)
Other permanent items (as a percent)	(0.20%)	1.50%	9.20%
Unremitted foreign earnings (as a percent)			4.50%
Other, including foreign rate differences and reserves (as a percent)	0.40%	3.30%	(1.30%)
Effective rate (as a percent)	13.80%	39.30%	38.60%
Effective tax rate for discontinued operations (as a percent)	91.90%	42.30%	35.90%
Current
U.S. federal	(319,000)	2,103,000	574,000
Foreign	2,544,000	3,284,000	1,847,000
State and local	7,274,000	3,477,000	4,069,000
Total current	9,499,000	8,864,000	6,490,000
Deferred
U.S. federal	(104,008,000)	39,946,000	8,446,000
Foreign	(2,934,000)	(3,984,000)	259,000
State and local	(16,817,000)	(914,000)	(4,250,000)
Total deferred	(123,759,000)	35,048,000	4,455,000
Total
U.S. federal	(104,327,000)	42,049,000	9,020,000
Foreign	(390,000)	(700,000)	2,106,000
State and local	(9,543,000)	2,563,000	(181,000)
Total income tax expense from continuing operations	(114,260,000)	43,912,000	10,945,000
Decrease in valuation allowance	(300,000)
Deferred tax assets (liabilities):
Prepaid expenses	(15,812,000)	(14,240,000)
Receivables allowances	13,365,000	13,343,000
Accrued insurance expenses	5,758,000	8,231,000
Current reserves	5,925,000	5,398,000
Accrued expenses and other	23,935,000	27,337,000
Net operating loss and tax credit carryforwards	74,328,000	50,540,000
Total current asset	107,499,000	90,609,000
Long-Term:
Intangible assets	(937,746,000)	(1,061,604,000)
Accrued insurance expenses	3,735,000	4,640,000
Net operating loss and tax credit carryforwards	73,688,000	102,558,000
Other long-term obligations	(67,935,000)	(76,011,000)
Less valuation allowance	(6,013,000)	(6,276,000)
Total long-term liability	(934,271,000)	(1,036,693,000)
Net deferred tax liability	(826,772,000)	(946,084,000)
Deferred tax assets, net of valuation allowance, for federal and state net operating loss and capital loss carryforwards	131,700,000
Deferred tax assets, net of valuation allowance, for federal and state credit carryforwards	10,300,000
Cash associated with indefinitely reinvested foreign earnings	$ 28,700,000	$ 24,100,000